Schedule of Undiscounted Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 105,273	$ 689,333
2026	427,828	729,898
2027	437,483	543,635
2028	374,218	445,924
2029	236,577	236,577
Thereafter	2,118,968	2,118,968
Total Future Minimum Lease Payments	3,700,347	4,764,335
Less: Interest	(1,843,116)	(2,178,856)
Present Value of Lease Liabilities	1,857,231	2,585,479	$ 2,558,274
Less: Current Portion of Lease Liabilities	(151,638)	(302,736)	(208,624)
Lease Liabilities, Net of Current Portion	$ 1,705,593	$ 2,282,743	$ 2,349,650